COMMITMENTS AND CONTINGENCIES (Details 2)			12 Months Ended	0 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended						12 Months Ended				1 Months Ended			1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2010 Class Action Lawsuits Filed in New York item	Jan. 21, 2015 Countervailing and anti-dumping duties	Nov. 07, 2012 Countervailing and anti-dumping duties	Dec. 31, 2014 Countervailing and anti-dumping duties USD ($)	Dec. 31, 2011 Purchase commitment Deutsche Solar AG EUR (€)	Dec. 31, 2011 Purchase commitment Deutsche Solar AG USD ($)	Dec. 31, 2007 Purchase commitment Deutsche Solar AG	Dec. 31, 2010 Purchase commitment Deutsche Solar AG USD ($)	Nov. 29, 2013 Purchase commitment LDK CNY	Mar. 31, 2014 Purchase commitment LDK CNY	Dec. 31, 2012 Purchase commitment LDK USD ($)	Dec. 31, 2012 Purchase commitment LDK CNY	Oct. 31, 2010 Purchase commitment LDK CNY item	Apr. 30, 2010 Purchase commitment LDK item	Jun. 30, 2008 Purchase commitment LDK item	Dec. 31, 2014 Purchase commitment LDK USD ($)	Dec. 31, 2013 Purchase commitment LDK USD ($)	Nov. 29, 2013 Purchase commitment LDK CNY	Mar. 31, 2013 Purchase commitment LDK USD ($)	Oct. 31, 2010 Purchase commitment LDK Maximum CNY	Oct. 31, 2007 Purchase commitment LDK Supply contract 2007 CNY item	Oct. 18, 2013 Purchase commitment LDK Supply contract 2007 CNY	Mar. 31, 2014 Purchase commitment LDK Supply contract 2008 CNY	Jun. 30, 2008 Purchase commitment LDK Supply contract 2008 CNY item	Oct. 18, 2013 Purchase commitment LDK Supply contract 2008 CNY
Contingencies
Period of supply agreement									12 years														3 years			10 years
Amount not accrued due to take-or-pay provision of agreement which are void under the German law										$ 21,143,853
Amount of damages that plaintiff can claim							148,600,000				248,900,000
Reclassification of provision for accrued losses on firm purchase commitments reserve to loss contingency accrual								27,862,017
Amount of bad debts allowance against the balance of advance payments								17,408,593										9,797,708	9,840,223
Loss contingency accruals	26,205,679	29,698,844						26,205,679
Number of long-term supply purchase agreements entered into by the Company																	2
Number of long-term supply purchase agreements terminated by the Company																2
Refund amount of advances asked by the Company under arbitration request																								25,000,000			35,000,000
Forfeiture of advance claimed by counterparty															60,000,000
Compensation claimed by counterparty for losses due to the alleged breach of the agreements												530,000,000		248,900,000	377,000,000
Penalty claimed by counterparty															15,200,000
Arbitration expenses claimed by counterparty														2,200,000								4,700,000
Non-cash provision related to arbitration decision													30,000,000					0
Amount of provision reversed																					30,000,000
Number of lawsuits filed			6
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)				30.06%	13.94%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)				38.43%	15.24%
Cash deposits for module imported from China						39,100,000
Cash deposit charged into cost of sales						36,000,000
Cash deposit charged into inventories						3,100,000
Refund of advance payments																							10,000,000		35,000,000	50,000,000
Attorney fees																									1,000,000
Number of advance payments																							2			2
Number of advance payments forfeited															3
Liability for payment for reversal of decision by court																				191,200,000
Attorney expenses claimed by counterparty												1,200,000
Number of subpoenas			2